Organization, Description of Business and Going Concern (Details) - shares		6 Months Ended
	Aug. 29, 2022	Jun. 30, 2025	Dec. 31, 2024
Organization, Description of Business and Going Concern [Line Items]
Incorporated date		Aug. 29, 2022
Ordinary shares denominated		1,197,415	91,092,257
Share forward split	43,274,400
New Retail International Pte Ltd. [Member]
Organization, Description of Business and Going Concern [Line Items]
Percentage acquired		100.00%
Ordinary shares denominated	16,644
New Retail International Pte Ltd. [Member] | Share Swap Agreement [Member]
Organization, Description of Business and Going Concern [Line Items]
Percentage acquired	100.00%
New Retail International Pte Ltd. [Member] | Share Swap Agreement [Member]
Organization, Description of Business and Going Concern [Line Items]
Percentage acquired	100.00%
New Retail International Pte Ltd. [Member] | SGD [Member]
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares denominated	8,202
Preferred shares denominated	3,440
New Retail International Pte Ltd. [Member] | USD [Member]
Organization, Description of Business and Going Concern [Line Items]
Preferred shares denominated	5,002
Webuy [Member]
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares denominated	16,644